DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Deferred Revenue and Other Deferred Liability
Deferred revenue and other deferred liabilities consist of the following:

	September 30, 2024	December 31, 2023
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 7.1)	39,033,525	16,293,067
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 7.2)	3,636,049	1,622,433
Other deferred liabilities	1,583,472	351,639
Deferred revenue and other deferred liabilities	44,253,046	18,267,139